FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 1,371	£ 1,798
1 year or over original maturity
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) -Narrative [Line Items]
Financial assets at fair value through profit or loss	£ 1,000	£ 1,500